SHARE-BASED COMPENSATION - Stock Option Activity, Successor (Details) (Stock Options [Member], USD $)	3 Months Ended
	Mar. 29, 2013		Mar. 30, 2012
Predecessor [Member]
Shares
Granted (in shares)			207,161
Exercised in period	0		76,759
Weighted-Average Remaining Contractual Term and Aggregate Intrinsic Value
Exercised in period, intrinsic value			$ 700,000
Stock Option Plan 2012 [Member] | Successor [Member]
Shares
Outstanding, beginning balance (in shares)	198,753
Granted (in shares)	5,103
Forfeited (in shares)	1,266
Outstanding, ending balance (in shares)	202,590.00
Vested or expected to vest at end of period (in shares)	201,033
Exercisable at period end (in shares)	65,079
Weighted- Average Exercise Price
Outstanding, beginning balance, weighted average exercise price (in dollars per share)	219.72
Granted, weighted average exercise price (in dollars per share)	255.00
Forfeited, weighted average exercise price (in dollars per share)	255.00
Outstanding, ending balance, weighted average exercise price (in dollars per share)	220.38
Vested or expected to vest at end of period, weighted average exercise price (in dollars per share)	220.12
Exercisable at period end, weighted average exercise price (in dollars per share)	147.24
Weighted-Average Remaining Contractual Term and Aggregate Intrinsic Value
Outstanding, weighted average remaining contractual term	7 years 9 months 18 days
Vested or expected to vest at period end, weighted average remaining contractual term	7 years 9 months 18 days
Exercisable at period end, weighted average remaining contractual term	4 years 1 month 6 days
Outstanding, aggregate instrinsic value	7,013,000	[1]
Vested or expected to vest at end of period, aggregate instrinsic value	7,013,000	[1]
Exercisable at period end, aggregate instrinsic value	7,013,000	[1]

[1]	The aggregate intrinsic value represents the amount by which the fair value of the underlying stock at period end exceeds the stock option exercise price.